SHARE-BASED PAYMENTS (Details) - Schedule of payments based on restricted stock - Restricted Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS (Details) - Schedule of payments based on restricted stock [Line Items]
Opening balance	$ 216,836	$ 309,710
Exercised		(83,958)
Not acquired due to breach of employment retention conditions		(8,916)
Closing balance	$ 216,836	$ 216,836